Intangible Assets and Goodwill (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	$ 8,774	$ 8,553
Total intangible assets - net	27,947	28,752
Trademarks [Member]
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	7,619	7,648
Purchased In-Process Research And Development [Member]
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	1,155	905
Patents And Trademarks [Member]
Intangible assets with definite lives:
Finite-Lived Intangible Assets, Gross	9,164	8,890
Less accumulated amortization	4,146	3,416
Finite-Lived Intangible Assets, Net	5,018	5,474
Customer relationships and other intangible assets [Member]
Intangible assets with definite lives:
Finite-Lived Intangible Assets, Gross	19,027	18,755
Less accumulated amortization	4,872	4,030
Finite-Lived Intangible Assets, Net	$ 14,155	$ 14,725